Fair Value Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 3,948	$ 9,736	$ 9,005
Short term deposits	8,060	40
Cash held with respect to CVR Agreement	1,500
Restricted cash	76	56	27
Total financial assets	13,584	9,832	9,032
Warrants		192	344
Total financial liabilities		192	344
Level 1 [Member]
Cash and cash equivalents	3,948	9,736	9,005
Short term deposits	8,060	40
Cash held with respect to CVR Agreement	1,500
Restricted cash	76	56	27
Total financial assets	13,584	9,832	9,032
Warrants
Total financial liabilities
Level 2 [Member]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Restricted cash
Total financial assets
Warrants
Total financial liabilities
Level 3 [Member]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Restricted cash
Total financial assets
Warrants		192	344
Total financial liabilities		$ 192	$ 344